Capital, Share Premium, Reserves (Tables)	9 Months Ended
Sep. 30, 2022
Capital, Share Premium, Reserves
Schedule of evolution of the share capital and share premium

	Common	Par value	Share	Share
(Number of shares (1) except otherwise stated)	shares	(EUR)	capital	premium
January 1, 2021	22,097,609	0.17	3,796	157,514
February 22, 2021 - Exercise warrants	10,000	0.17	2	50
June 23, 2021 - Exercise warrants	60,000	0.17	10	300
July 7, 2021 - IPO	2,835,000	0.17	487	71,355
July 9, 2021 - IPO	425,250	0.17	73	10,703
July 9, 2021 - Exercise warrants	10,000	0.17	2	118
September 10, 2021 - Exercise warrants	82,500	0.17	14	558
September 30, 2021 - Exercise warrants	27,000	0.17	5	135
September 30, 2021	25,547,359	0.17	4,389	240,733
October 11, 2021 - Exercise warrants	110,000	0.17	19	755
November 4, 2021 - Exercise warrants	90,000	0.17	15	585
November 25, 2021 - Exercise warrants	25,000	0.17	4	125
December 31, 2021	25,772,359	0.17	4,427	242,198
February 10, 2022 - Exercise warrants	25,000	0.17	4	125
June 8, 2022 - Capital increase in cash	38,920	0.17	7	—
September 30, 2022 - Exercise warrants	10,000	0.17	2	117
September 30, 2022	25,846,279	0.17	4,440	242,440

[1] The numbers for the common shares have been retrospectively adjusted for the stock split.

Schedule of movement in other comprehensive income

		Post-
	Currency	employment
	translation	benefit
(in EUR 000)	reserve	obligations	Total
Opening value at January 1, 2021	149	—	149
Currency translation differences	138	—	138
Total other comprehensive income at September 30, 2021	287	—	287
Opening value at January 1, 2022	270	(68)	202
Currency translation differences	(14)	—	(14)
Remeasurements of post-employment benefit obligations	—	—	—
Total other comprehensive income at September 30, 2022	256	(68)	188